Inventories (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2018	Dec. 31, 2017
Inventory, Net [Abstract]
Components of Inventories

Inventories consisted of the following:

(in thousands)	September 30, 2018	December 31, 2017
Raw materials	$48,735	$45,408
Work in progress	11,130	10,879
Finished goods	184,871	167,416

	244,736	223,703
LIFO and valuation adjustments	(25,603)	(22,112)

Inventories, net	$219,133	$201,591

The components of inventories were as follows:

	December 31, 2017	December 31, 2016
Raw materials	$45,408	$45,209
Work in progress	10,879	10,321
Finished goods	167,416	153,040

Subtotal	223,703	208,570
Less reserves	(22,112)	(24,012)

Total	$201,591	$184,558